Document and Entity Information	Dec. 01, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 01, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 01, 2020
Document Effective Date	Dec. 01, 2020
Prospectus Date	Mar. 30, 2020
Class A, C, I, Investor and R6 Prospectus | MainStay Cushing MLP Premier Fund | Class R6
Prospectus:
Trading Symbol	CSHDX
Class A, C, I, Investor and R6 Prospectus | MainStay Cushing MLP Premier Fund | Investor Class
Prospectus:
Trading Symbol	CSHNX
Class A, C, I, Investor and R6 Prospectus | MainStay Cushing MLP Premier Fund | Class I
Prospectus:
Trading Symbol	CSHZX
Class A, C, I, Investor and R6 Prospectus | MainStay Cushing MLP Premier Fund | Class C
Prospectus:
Trading Symbol	CSHCX
Class A, C, I, Investor and R6 Prospectus | MainStay Cushing MLP Premier Fund | Class A
Prospectus:
Trading Symbol	CSHAX